Stockholders' Equity - Narrative - Share Repurchase Plan and Redeemable Common Stock (Detail)		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 14, 2018 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2019 USD ($) Asset $ / shares shares	Jun. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) Asset shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares	Apr. 04, 2014 $ / shares
Class of Stock [Line Items]
Limit on repurchase, percent	93.00%			5.00%		5.00%
Authorized amount, per quarter	$ 2,000,000
Estimated share price (in dollars per share) | $ / shares	$ 14.73
Share price (in dollars per share) | $ / shares	$ 15.84
Transfers to redeemable common stock					$ (37,028,102)	$ (37,028,102)	$ 10,025,412	$ 19,309,449
Accounts Payable and Accrued Liabilities [Member]
Class of Stock [Line Items]
Stock repurchases payable		$ 2,000,000		$ 2,000,000
Common Stock [Member]
Class of Stock [Line Items]
Share price (in dollars per share) | $ / shares		$ 15.00		$ 15.00				$ 14.85	$ 15.00
Share Repurchase Plan [Member]
Class of Stock [Line Items]
Number of company assets sold that constitute a return of capital as a result of such sale | Asset				1		1
Written request period for repurchase of shares				15 days		15 days
Payment period following the repurchase date for honoring repurchase requests				30 days		30 days
Minimum number of days prior to repurchase date a repurchase request may be withdrawn				3 days		3 days
Notice period for amendment, suspension, or termination of share repurchase plan				30 days		30 days
Share Repurchase Plan [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares that can be repurchased under Company's share repurchase plan after first anniversary of date of purchase of shares (in shares) | shares		0		0		0
Share repurchase plan, maximum period of time allowed from date of death or disability of shareholder to request holding period exemption for shares to be repurchased				2 years		2 years
Shares redeemed (in shares) | shares		135,885	144,440	274,845	346,610	631,332	439,675
Fulfilled redemption requests		$ 2,000,000	$ 2,000,000	$ 4,000,000	$ 4,886,216	$ 8,886,216	$ 6,190,737
Stock requested for redemption (in shares) | shares		355,607	231,575	796,515	541,527	1,814,302	548,395
Stock requested for redemption, amount		$ 5,210,102	$ 3,212,937	$ 11,623,936	$ 7,475,664	$ 25,249,054	$ 7,766,028
Shares of outstanding and unfulfilled redemption requests (in shares) | shares		1,778,162	379,816	1,778,162	379,816	1,334,360	548,395
Fee charged to repurchase shares						$ 0
Transfers to redeemable common stock			$ 0		$ (37,028,102)	(37,028,102)	$ (10,025,412)
Share Repurchase Plan [Member] | Common Stock [Member] | Accounts Payable and Accrued Liabilities [Member]
Class of Stock [Line Items]
Stock requested for redemption, amount				$ 25,978,431	$ 5,224,754	$ 18,591,460	$ 7,766,028